ORGANIZATION (Schedule of Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2023
Fine Brand Limited ("BVI")
Variable Interest Entity And Subsidiaries
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
BT Mining Limited ("BT Mining")
Variable Interest Entity And Subsidiaries
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK Limited ("500wan HK")
Variable Interest Entity And Subsidiaries
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Bee Computing (HK) Limited("Bee Computing")
Variable Interest Entity And Subsidiaries
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Miner Manufacturing
Yibao Energy(Guangzhou) New Energy Technology Limited("Yibao Energy")
Variable Interest Entity And Subsidiaries
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. ("E-Sun Sky Computer")
Variable Interest Entity And Subsidiaries
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Star Light Inc
Variable Interest Entity And Subsidiaries
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Skill Esport Limited
Variable Interest Entity And Subsidiaries
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Summit Bend US Corporation("Summit Bend")
Variable Interest Entity And Subsidiaries
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Star Light Ohio I Corporation("Ohio I")
Variable Interest Entity And Subsidiaries
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Star Light Ohio II Corporation("Ohio II")
Variable Interest Entity And Subsidiaries
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Asgard Data Centers LLC ("Asgard")
Variable Interest Entity And Subsidiaries
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Data Center Service
Alliance International Technologies Limited
Variable Interest Entity And Subsidiaries
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Hong Kong Sunstar Technology Co., Limited ("Sunstar Technology")
Variable Interest Entity And Subsidiaries
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Mining Pool Service
Beijing Guixinyanghang Technology Limited
Variable Interest Entity And Subsidiaries
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Shenzhen Chuangyinghuanyu Network Technology Limited("Chuangyinghuanyu Technology")
Variable Interest Entity And Subsidiaries
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
1324492 B.C.Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Canada
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Multi Group Ltd ("The Multi Group" or "TMG")
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multilotto UK Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Wasp Media Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Round Spot Services Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Cyprus
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Pay N.V.
Variable Interest Entity And Subsidiaries
Place of establishment	Curacao
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Oddson Europe Ltd
Variable Interest Entity And Subsidiaries
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming